UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	   ;  Amendment Number:	__
  This Amendment (Check only one.)      is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Botti Brown Asset Management, LLC
Address:	101 California Street, Suite 4350
		San Francisco, CA 94111

Form 13F File Number:	28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bridget Watkin
Title:	Chief Financial Officer
Phone:	415-675-3300

Signature, Place and Date of Signing:

/s/ Bridget Watkin
Bridget Watkin				San Francisco, CA		November 14, 2005

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		74

Form 13F Information Table Value Total:		535,744 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

<Page

NAME OF ISSUER                       TITLE OF    CUSIP        VALUE     SH/  PUT/  INV.  OTHER  VOTING  AUTH
                                     CLASS                    X 1000    PRN  CALL  DISC   MGR    SOLE   SHR  NONE

AMERICAN EAGLE OUTFITTERS INC        COMM        2.55E+109     3907    166,063     SOLE        166,063
ASTORIA FINANCIAL CORP               COMM        46265104       316     11,950     SOLE         11,950
FEDERAL AGRICULTURAL MORTGAGE        COMM        313148306    10466    430,000     SOLE        430,000
ANAREN MICROWAVE INC                 COMM        32744104       374     26,500     SOLE         26,500
ANNTAYLOR STORES CORP                COMM        36115103       308     11,600     SOLE         11,600
AZTAR CORP                           COMM        54802103     49368  1,602,347     SOLE      1,602,347
BANK OF AMERICA CORPORATION          COMM        60505104     11471    272,468     SOLE        272,468
C R BARD INC-W/RTS TO PUR COM        COMM        67383109       211      3,200     SOLE          3,200
BANKFINANCIAL CORP                   COMM        06643P104     1562    110,000     SOLE        110,000
B & G Foods Holdings Corp        COMM        05508R205      765     60,500     SOLE         60,500
ANHEUSER BUSCH COMPANIES INC         COMM        35229103      7162    166,400     SOLE        166,400
BALDWIN & LYONS INC CL B         COMM        57755209      3359    134,192     SOLE        134,192
CONSOLIDATED GRAPHICS INC            COMM        209341106    12753    296,228     SOLE        296,228
***CHECK POINT SOFTWARE              COMM        M22465104     2432    100,000     SOLE        100,000
CHICAGO MECNATILE EXCHANGE           COMM        167760107     3373     10,000     SOLE         10,000
CONSECO INC                          COMM        208464883     7811    370,000     SOLE        370,000
CISCO SYSTEMS INC.                   COMM        17275R102      500     27,907     SOLE         27,907
CHARLES & COLVARD LTD            COMM        159765106     2891    115,815     SOLE        115,815
CENTERPLATE INC.                     COMM        1.52E+208     3337    281,600     SOLE        281,600
DRESS BARN INC                       COMM        261570105    17471    767,640     SOLE        767,640
UTS COINMACH SVC CORP                COMM        19259W107     5547    397,900     SOLE        397,900
DEVON ENERGY CORP                    COMM        25179M103      275      4,000     SOLE          4,000
EAGLE WIRELESS INTL INC              COMM        269437109      217  1,279,200     SOLE      1,279,200
EDDIE BAUER HOLDINGS CORP            COMM        71625107     30526  1,233,363     SOLE      1,233,363
EMC CORP-MASS                        COMM        268648102     2778    214,700     SOLE        214,700
ESCO ELECTRONICS CORP                COMM        296315104     1001     20,000     SOLE         20,000
FIRST CTZNS BANCSHARES INC N C       COMM        31946M103    13551     79,406     SOLE         79,406
FOUNDRY NETWORKS INC                 COMM        35063R100    12895  1,015,351     SOLE      1,015,351
FRANCE TELECOM ADR                   COMM        35177Q105      308     10,700     SOLE         10,700
GYMBOREE CORP                        COMM        403777105      682     50,000     SOLE         50,000
HIBERNIA CORP-CL A                   COMM        428656102      240      8,000     SOLE          8,000
HOT TOPIC INC                        COMM        441339108      238     15,500     SOLE         15,500
ARRHYTHMIA RESEARCH TECHNOLOGY       COMM        42698308      1159    103,500     SOLE        103,500
IMPATH BANKRUPTCY LIQUIDATING        COMM        45256P100     1169    578,900     SOLE        578,900
IMERGENT INC.                        COMM        45247Q100     2182    391,700     SOLE        391,700
IMCLONE SYSTEMS INC                  COMM        45245W109     1573     50,000     SOLE         50,000
UNITED AMERICA INDEMNITYD            COMM        90933T109    16869    922,315     SOLE        922,315
INPHONIC INC                         COMM        45772G105     4101    298,286     SOLE         298,286
INTEL CORP                           COMM        458140100      940     38,116     SOLE          38,116
***INTEROIL CORP                     COMM        460951106     7381    316,800     SOLE         316,800
INFINITY PPTY & CAS CORP         COMM        45665Q103    19271    549,200     SOLE         549,200
INFOUSA INC NEW                      COMM        456818301     6838    643,899     SOLE         643,899
JDS UNIPHASE CORP                    COMM        46612J101       76     34,200     SOLE          34,200
J P MORGAN CHASE & CO            COMM        46625H100      358     10,560     SOLE          10,560
KROGER CO                            COMM        501044101     2059    100,000     SOLE         100,000
LABORATORY CORP AMER HLDGS           COMM        50540R409      268      5,506     SOLE           5,506
MCDONALDS CORP                       COMM        580135101     7890    235,600     SOLE         235,600
***MAGNA ENTERTAINMENT CORP          COMM        559211107     1231    184,800     SOLE         184,800
MI DEVELOPMENTS INC SUB VTG          COMM        55304X104    38215  1,132,300     SOLE       1,132,300
MICROSOFT CORP                       COMM        594918104     4373    169,962     SOLE         169,962
NEOMEDIA TECHNOLOGIES INC            COMM        640505103       12     25,900     SOLE          25,900
KNIGHT TRADING GROUP INC             COMM        499005106     9451  1,137,285     SOLE       1,137,285
NAUTILUS GROUP INC                   COMM        63910B102     2203     99,800     SOLE          99,800
***NORTEL NETWORKS CORP              COMM        656568102      652    200,000     SOLE         200,000
NUTRACEUTICAL INTL CORP              COMM        67060Y101     3180    223,628     SOLE         223,628
NYMAGIC INC                          COMM        629484106    14357    590,100     SOLE         590,100
OCWEN FINANCIAL CORP                 COMM        675746101     9196  1,325,000     SOLE       1,325,000
ODYSSEY HEALTHCARE INC               COMM        67611V101    25237  1,487,158     SOLE       1,487,158
OLD REPUBLIC INTERNATIONAL           COMM        680223104    29646  1,111,600     SOLE       1,111,600
***QUEBECOR INC                      COMM        748193208    34840  1,362,000     SOLE       1,362,000
***QUINTANA MARITIME LTD             COMM        Y7169G109     1557    137,807     SOLE         137,807
RAE SYSTEMS INC                      COMM        75061P102     2505    728,300     SOLE         728,300
RESEARCH FRONTIERS INC               COMM        760911107     1074    346,445     SOLE         346,445
SBC COMMUNICATIONS INC               COMM        78387G103     2397    100,000     SOLE         100,000
STRATOS GLOBAL CORP                  COMM        862926102      487     75,000     SOLE          75,000
SOVEREIGN BANCORP INC                COMM        845905108    13795    625,900     SOLE         625,900
STAR SCIENTIFIC INC                  COMM        85517P101      913    271,600     SOLE         271,600
SYMANTEC CORP                        COMM        871503108    18803    829,800     SOLE         829,800
***TOMMY HILFIGER CORP-ORD           COMM        G8915Z102    31816  1,833,800     SOLE       1,833,800
INTRADO INC                          COMM        46117A100     5171    286,800     SOLE         286,800
TIME WARNER INC                      COMM        887317105     2898    160,000     SOLE         160,000
VERISIGN INC                         COMM        9.2343E+106   1069     50,000     SOLE          50,000
WHOLE FOODS MARKET INC               COMM        966837106      269      2,000     SOLE           2,000
YP NET INC                           COMM        987824109      166    189,100     SOLE         189,100




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